Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 3,735	$ 4,749
Accrued interest receivable	598	601
Loans receivable, net	46,943	46,405
Real estate investments	1,651	1,181
Foreclosed assets	2,724	4,449
Premises and equipment	875	903
Other assets	1,089	981
Total assets	57,615	59,269
Liabilities and Members’ Capital
Customer interest escrow	479	510
Accounts payable and accrued expenses	296	289
Accrued interest payable	2,464	3,158
Notes payable secured, net of deferred financing costs	20,016	22,959
Notes payable unsecured, net of deferred financing costs	27,713	26,978
PPP loan and EIDL advance		10
Due to preferred equity members	43	106
Total liabilities	51,011	54,010
Commitments and Contingencies (Note 11)
Redeemable Preferred Equity
Series C preferred equity	5,014	3,582
Series B preferred equity	1,720	1,630
Class A common (deficit) equity	(130)	47
Members’ capital	1,590	1,677
Total liabilities, redeemable preferred equity and members’ capital	$ 57,615	$ 59,269